Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect		1,200,000
Property and equipment, estimated useful lives, description		Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years.
Acquisition over estimated useful lives, description		Residual portfolios are valued at fair value on the date of acquisition and are amortized over their estimated useful lives (7 years).
Allowance for doubtful accounts		$ 38,113	$ 0
Equity Option [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect	8,355,168
Warrants [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect	1,200,000